UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Growth Fund

Investor Class (RPMGX)

This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Investor Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$29,928,868
Number of Portfolio Holdings	127

Portfolio Turnover Rate	11.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Information Technology	17.9
Industrials & Business Services	16.0
Consumer Discretionary	12.0
Financials	7.1
Materials	5.6
Communication Services	5.5
Energy	5.1
Consumer Staples	4.0
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.9%
Microchip Technology	2.8
Hologic	2.7
Trade Desk	2.4
Teleflex	2.0
Domino's Pizza	2.0
Agilent Technologies	2.0
Textron	1.9
Ball	1.7
PTC	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F64-053 8/24

Mid-Cap Growth Fund

Investor Class (RPMGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Growth Fund

Advisor Class (PAMCX)

This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Advisor Class	$51	1.01%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$29,928,868
Number of Portfolio Holdings	127

Portfolio Turnover Rate	11.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Information Technology	17.9
Industrials & Business Services	16.0
Consumer Discretionary	12.0
Financials	7.1
Materials	5.6
Communication Services	5.5
Energy	5.1
Consumer Staples	4.0
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.9%
Microchip Technology	2.8
Hologic	2.7
Trade Desk	2.4
Teleflex	2.0
Domino's Pizza	2.0
Agilent Technologies	2.0
Textron	1.9
Ball	1.7
PTC	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F264-053 8/24

Mid-Cap Growth Fund

Advisor Class (PAMCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Growth Fund

R Class (RRMGX)

This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - R Class	$65	1.28%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$29,928,868
Number of Portfolio Holdings	127

Portfolio Turnover Rate	11.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Information Technology	17.9
Industrials & Business Services	16.0
Consumer Discretionary	12.0
Financials	7.1
Materials	5.6
Communication Services	5.5
Energy	5.1
Consumer Staples	4.0
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.9%
Microchip Technology	2.8
Hologic	2.7
Trade Desk	2.4
Teleflex	2.0
Domino's Pizza	2.0
Agilent Technologies	2.0
Textron	1.9
Ball	1.7
PTC	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F464-053 8/24

Mid-Cap Growth Fund

R Class (RRMGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Growth Fund

I Class (RPTIX)

This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - I Class	$32	0.63%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$29,928,868
Number of Portfolio Holdings	127

Portfolio Turnover Rate	11.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Information Technology	17.9
Industrials & Business Services	16.0
Consumer Discretionary	12.0
Financials	7.1
Materials	5.6
Communication Services	5.5
Energy	5.1
Consumer Staples	4.0
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.9%
Microchip Technology	2.8
Hologic	2.7
Trade Desk	2.4
Teleflex	2.0
Domino's Pizza	2.0
Agilent Technologies	2.0
Textron	1.9
Ball	1.7
PTC	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F524-053 8/24

Mid-Cap Growth Fund

I Class (RPTIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Growth Fund

Z Class (TRQZX)

This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$29,928,868
Number of Portfolio Holdings	127

Portfolio Turnover Rate	11.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Information Technology	17.9
Industrials & Business Services	16.0
Consumer Discretionary	12.0
Financials	7.1
Materials	5.6
Communication Services	5.5
Energy	5.1
Consumer Staples	4.0
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.9%
Microchip Technology	2.8
Hologic	2.7
Trade Desk	2.4
Teleflex	2.0
Domino's Pizza	2.0
Agilent Technologies	2.0
Textron	1.9
Ball	1.7
PTC	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1260-053 8/24

Mid-Cap Growth Fund

Z Class (TRQZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPMGX Mid-Cap Growth Fund –
.
PAMCX Mid-Cap Growth Fund–
.
Advisor Class
RRMGX Mid-Cap Growth Fund–
.
R Class
RPTIX Mid-Cap Growth Fund–
.
I Class
TRQZX Mid-Cap Growth Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 100 .04 $ 88 .71 $ 117 .34 $ 113 .08 $ 95 .33 $ 76 .38
Investment
activities
Net investment
income (loss)
(1)(2)
( 0 .01 ) 0 .08 ( 0 .13 ) ( 0 .33 ) ( 0 .06 ) 0 .21
Net realized and
unrealized gain/
loss 3 .49 17 .60 ( 26 .19 ) 16 .93 22 .93 23 .78
Total from
investment
activities 3 .48 17 .68 ( 26 .32 ) 16 .60 22 .87 23 .99
Distributions
Net investment
income — ( 0 .06 ) — — — ( 0 .20 )
Net realized gain — ( 6 .29 ) ( 2 .31 ) ( 12 .34 ) ( 5 .12 ) ( 4 .84 )
Total distributions — ( 6 .35 ) ( 2 .31 ) ( 12 .34 ) ( 5 .12 ) ( 5 .04 )
NET ASSET
VALUE
End of period $ 103 .52
(3)
$ 100 .04 $ 88 .71 $ 117 .34 $ 113 .08 $ 95 .33

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3 .48%
(3)
20 .11% ( 22 .52 ) % 15 .06% 24 .17% 31 .53%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .75%
(5)
0 .76% 0 .77% 0 .72% 0 .73% 0 .74%
Net expenses
after waivers/
payments by
Price Associates 0 .75%
(5)
0 .76% 0 .77% 0 .72% 0 .73% 0 .74%
Net investment
income (loss) ( 0 .02 ) %
(5)
0 .08% ( 0 .13 ) % ( 0 .27 ) % ( 0 .06 ) % 0 .23%
Portfolio turnover
rate 11 .1% 21 .7% 21 .4% 13 .9% 23 .0% 22 .8%
Net assets, end of
period (in millions) $12,128 $12,450 $11,785 $22,145 $22,795 $25,265
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 95 .01 $ 84 .54 $ 112 .24 $ 108 .69 $ 92 .07 $ 73 .94
Investment
activities
Net investment
loss
(1)(2)
( 0 .14 ) ( 0 .16 ) ( 0 .35 ) ( 0 .65 ) ( 0 .32 ) ( 0 .06 )
Net realized and
unrealized gain/
loss 3 .32 16 .75 ( 25 .04 ) 16 .25 22 .06 23 .03
Total from
investment
activities 3 .18 16 .59 ( 25 .39 ) 15 .60 21 .74 22 .97
Distributions
Net realized gain — ( 6 .12 ) ( 2 .31 ) ( 12 .05 ) ( 5 .12 ) ( 4 .84 )
NET ASSET
VALUE
End of period $ 98 .19
(3)
$ 95 .01 $ 84 .54 $ 112 .24 $ 108 .69 $ 92 .07

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3 .35%
(3)
19 .80% ( 22 .72 ) % 14 .73% 23 .79% 31 .19%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .01%
(5)
1 .01% 1 .02% 1 .00% 1 .01% 1 .03%
Net expenses
after waivers/
payments by
Price Associates 1 .01%
(5)
1 .01% 1 .02% 1 .00% 1 .01% 1 .03%
Net investment
loss ( 0 .29 ) %
(5)
( 0 .18 ) % ( 0 .38 ) % ( 0 .55 ) % ( 0 .35 ) % ( 0 .07 ) %
Portfolio turnover
rate 11 .1% 21 .7% 21 .4% 13 .9% 23 .0% 22 .8%
Net assets, end of
period (in millions) $208 $223 $237 $479 $560 $779
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 89 .72 $ 80 .23 $ 106 .95 $ 104 .35 $ 88 .78 $ 71 .63
Investment
activities
Net investment
loss
(1)(2)
( 0 .25 ) ( 0 .40 ) ( 0 .58 ) ( 0 .92 ) ( 0 .54 ) ( 0 .26 )
Net realized and
unrealized gain/
loss 3 .13 15 .86 ( 23 .83 ) 15 .57 21 .23 22 .25
Total from
investment
activities 2 .88 15 .46 ( 24 .41 ) 14 .65 20 .69 21 .99
Distributions
Net realized gain — ( 5 .97 ) ( 2 .31 ) ( 12 .05 ) ( 5 .12 ) ( 4 .84 )
NET ASSET
VALUE
End of period $ 92 .60 $ 89 .72 $ 80 .23 $ 106 .95 $ 104 .35 $ 88 .78

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
3 .21% 19 .45% ( 22 .93 ) % 14 .43% 23 .49% 30 .82%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .28%
(4)
1 .30% 1 .29% 1 .27% 1 .28% 1 .27%
Net expenses
after waivers/
payments by
Price Associates 1 .28%
(4)
1 .30% 1 .29% 1 .27% 1 .28% 1 .27%
Net investment
loss ( 0 .55 ) %
(4)
( 0 .47 ) % ( 0 .66 ) % ( 0 .82 ) % ( 0 .61 ) % ( 0 .31 ) %
Portfolio turnover
rate 11 .1% 21 .7% 21 .4% 13 .9% 23 .0% 22 .8%
Net assets, end
of period (in
thousands) $29,586 $30,177 $30,084 $61,110 $89,697 $100,125
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 100 .25 $ 88 .90 $ 117 .41 $ 113 .18 $ 95 .31 $ 76 .37
Investment
activities
Net investment
income (loss)
(1)(2)
0 .05 0 .20 0 .04 ( 0 .19 ) 0 .05 0 .32
Net realized and
unrealized gain/
loss 3 .50 17 .65 ( 26 .24 ) 16 .95 22 .96 23 .78
Total from
investment
activities 3 .55 17 .85 ( 26 .20 ) 16 .76 23 .01 24 .10
Distributions
Net investment
income — ( 0 .21 ) — — ( 0 .02 ) ( 0 .32 )
Net realized gain — ( 6 .29 ) ( 2 .31 ) ( 12 .53 ) ( 5 .12 ) ( 4 .84 )
Total distributions — ( 6 .50 ) ( 2 .31 ) ( 12 .53 ) ( 5 .14 ) ( 5 .16 )
NET ASSET
VALUE
End of period $ 103 .80
(3)
$ 100 .25 $ 88 .90 $ 117 .41 $ 113 .18 $ 95 .31

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3 .54%
(3)
20 .26% ( 22 .41 ) % 15 .19% 24 .32% 31 .68%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .63%
(5)
0 .63% 0 .63% 0 .61% 0 .61% 0 .61%
Net expenses
after waivers/
payments by
Price Associates 0 .63%
(5)
0 .63% 0 .63% 0 .61% 0 .61% 0 .61%
Net investment
income (loss) 0 .11%
(5)
0 .21% 0 .04% ( 0 .16 ) % 0 .05% 0 .35%
Portfolio turnover
rate 11 .1% 21 .7% 21 .4% 13 .9% 23 .0% 22 .8%
Net assets, end of
period (in millions) $12,340 $12,370 $10,744 $9,378 $8,578 $8,482
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 100 .79 $ 89 .28 $ 117 .53 $ 113 .24 $ 67 .37
Investment activities
Net investment income
(2)(3)
0 .38 0 .81 0 .63 0 .55 0 .46
Net realized and unrealized
gain/loss 3 .52 17 .78 ( 26 .28 ) 16 .98 51 .05
Total from investment activities 3 .90 18 .59 ( 25 .65 ) 17 .53 51 .51
Distributions
Net investment income — ( 0 .79 ) ( 0 .29 ) — ( 0 .20 )
Net realized gain — ( 6 .29 ) ( 2 .31 ) ( 13 .24 ) ( 5 .44 )
Total distributions — ( 7 .08 ) ( 2 .60 ) ( 13 .24 ) ( 5 .64 )
NET ASSET VALUE
End of period $ 104 .69
(4)
$ 100 .79 $ 89 .28 $ 117 .53 $ 113 .24

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(5)
3 .87%
(4)
21 .02% ( 21 .92 ) % 15 .89% 76 .73%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .61%
(6)
0 .62% 0 .61% 0 .60% 0 .61%
(6)
Net expenses after waivers/
payments by Price Associates 0 .00%
(6)
0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment income 0 .73%
(6)
0 .84% 0 .66% 0 .45% 0 .58%
(6)
Portfolio turnover rate 11 .1% 21 .7% 21 .4% 13 .9% 23 .0%
Net assets, end of period (in
millions) $5,223 $5,210 $4,521 $5,676 $5,955
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Mid-Cap Growth Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.7%
COMMUNICATION SERVICES  5.5%
Entertainment  2.0%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,991,600 286,757
Spotify Technology (1) 1,000,000 313,790
600,547
Interactive Media & Services  0.6%
Match Group (1) 4,983,900 151,411
Reddit , Class A (1) 598,800 38,257
189,668
Media  2.9%
New York Times, Class A  3,244,400 166,146
Trade Desk, Class A (1) 7,220,800 705,255
871,401
Total Communication Services 1,661,616
CONSUMER DISCRETIONARY  12.0%
Diversified Consumer Services  0.4%
Bright Horizons Family Solutions (1) 1,148,600 126,438
126,438
Hotels, Restaurants & Leisure  6.2%
Caesars Entertainment (1) 3,986,200 158,412
Domino's Pizza  1,153,900 595,793
DraftKings , Class A (1) 4,750,000 181,307
Hilton Worldwide Holdings  1,997,300 435,811
Viking Holdings (1) 2,901,443 98,475
Yum! Brands  2,939,800 389,406
1,859,204
Specialty Retail  4.5%
Bath & Body Works  4,748,500 185,429
Burlington Stores (1) 1,123,400 269,616
Five Below (1) 1,398,100 152,351
Ross Stores  2,796,200 406,344
Tractor Supply  323,000 87,210
Ulta Beauty (1) 639,100 246,609
1,347,559
Textiles, Apparel & Luxury Goods  0.9%
Birkenstock Holding (1) 1,597,300 86,909
Lululemon Athletica  (1) 499,300 149,141

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
On Holding, Class A (1) 750,000 29,100
265,150
Total Consumer Discretionary 3,598,351
CONSUMER STAPLES  4.0%
Beverages  0.3%
Boston Beer, Class A (1) 248,300 75,744
75,744
Consumer Staples Distribution & Retail  2.6%
Casey's General Stores  848,800 323,868
Dollar General  547,200 72,356
Dollar Tree (1) 3,500,000 373,695
769,919
Food Products  0.7%
McCormick  1,399,500 99,280
TreeHouse Foods (1) 2,990,200 109,561
208,841
Household Products  0.4%
Reynolds Consumer Products  3,916,500 109,584
109,584
Total Consumer Staples 1,164,088
ENERGY  5.1%
Energy Equipment & Services  1.5%
TechnipFMC 11,709,500 306,203
Weatherford International (1) 1,146,100 140,340
446,543
Oil, Gas & Consumable Fuels  3.6%
Cheniere Energy  2,335,100 408,245
Chesapeake Energy  1,693,400 139,181
Coterra Energy  5,685,700 151,638
EQT  6,975,700 257,961
Range Resources  3,481,200 116,725
1,073,750
Total Energy 1,520,293
FINANCIALS  7.1%
Capital Markets  4.3%
Cboe Global Markets  1,198,400 203,800
Intercontinental Exchange  2,669,700 365,455
KKR  1,398,100 147,136
MarketAxess Holdings  998,700 200,269

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Raymond James Financial  1,873,500 231,583
Tradeweb Markets, Class A  1,398,100 148,199
1,296,442
Financial Services  0.9%
Corpay  (1) 797,200 212,382
Toast, Class A (1) 2,449,200 63,116
275,498
Insurance  1.9%
Assurant  1,987,900 330,489
Axis Capital Holdings  1,490,800 105,325
Markel Group (1) 74,800 117,859
553,673
Total Financials 2,125,613
HEALTH CARE  22.3%
Biotechnology  5.3%
Alnylam Pharmaceuticals (1) 1,524,500 370,453
Apellis Pharmaceuticals (1) 1,341,400 51,456
Argenx , ADR (1) 450,000 193,518
Biogen (1) 1,300,000 301,366
CRISPR Therapeutics (1) 996,600 53,826
Cytokinetics (1) 1,805,969 97,847
Exact Sciences (1) 1,430,900 60,456
Insmed  (1) 255,545 17,122
Ionis Pharmaceuticals (1) 4,696,200 223,821
Sarepta Therapeutics (1) 894,400 141,315
Vaxcyte  (1) 798,300 60,280
1,571,460
Health Care Equipment & Supplies  8.2%
Alcon  3,100,900 276,228
Align Technology (1) 549,800 132,738
Cooper  3,378,800 294,969
DENTSPLY SIRONA  4,233,400 105,454
Enovis  (1) 3,213,000 145,228
Hologic  (1) 10,713,000 795,440
QuidelOrtho  (1) 3,288,500 109,244
Teleflex  2,875,000 604,699
2,464,000
Health Care Providers & Services  1.6%
Acadia Healthcare (1) 3,898,700 263,318
Molina Healthcare (1) 774,700 230,319
493,637

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  1.5%
Veeva Systems, Class A (1) 2,425,000 443,799
443,799
Life Sciences Tools & Services  5.7%
Agilent Technologies  4,493,900 582,544
Avantor  (1) 19,884,900 421,560
Bruker  5,464,900 348,715
Mettler -Toledo International (1) 129,700 181,268
West Pharmaceutical Services  498,000 164,036
1,698,123
Total Health Care 6,671,019
INDUSTRIALS & BUSINESS SERVICES  16.0%
Aerospace & Defense  2.6%
BWX Technologies  1,727,100 164,074
Howmet Aerospace  596,400 46,299
Textron  6,477,500 556,158
766,531
Commercial Services & Supplies  1.0%
Veralto 1,987,900 189,785
Waste Connections  692,300 121,402
311,187
Construction & Engineering  0.3%
Quanta Services  397,700 101,052
101,052
Electrical Equipment  0.1%
Shoals Technologies Group, Class A (1) 2,454,900 15,319
15,319
Ground Transportation  1.4%
JB Hunt Transport Services  2,571,900 411,504
411,504
Industrial Conglomerates  0.5%
Roper Technologies  244,600 137,871
137,871
Machinery  4.1%
Esab 3,092,682 292,042
Fortive 4,471,900 331,368
IDEX  819,800 164,944
Ingersoll Rand  4,992,900 453,555
1,241,909

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Passenger Airlines  0.4%
Southwest Airlines  3,994,600 114,286
114,286
Professional Services  4.4%
Broadridge Financial Solutions  1,291,900 254,504
Equifax  1,896,100 459,728
Paylocity Holding (1) 1,782,946 235,082
TransUnion  1,796,200 133,206
UL Solutions, Class A  863,916 36,449
Verisk Analytics  697,300 187,957
1,306,926
Trading Companies & Distributors  1.2%
Ferguson  725,000 140,396
United Rentals  348,900 225,644
366,040
Total Industrials & Business Services 4,772,625
INFORMATION TECHNOLOGY  17.8%
Electronic Equipment, Instruments & Components  2.3%
Amphenol, Class A  3,398,900 228,984
Cognex 2,621,400 122,577
Keysight Technologies (1) 1,996,600 273,035
Littelfuse 206,372 52,746
677,342
IT Services  0.2%
MongoDB (1) 246,500 61,615
61,615
Semiconductors & Semiconductor Equipment  7.3%
Lattice Semiconductor (1) 5,450,000 316,045
Marvell Technology  12,233,400 855,115
Microchip Technology  8,987,900 822,393
NXP Semiconductors  670,900 180,532
2,174,085
Software  7.5%
Atlassian , Class A (1) 899,700 159,139
CCC Intelligent Solutions Holdings (1) 21,670,700 240,761
Crowdstrike Holdings, Class A (1) 574,800 220,258
Fair Isaac (1) 290,000 431,711
Fortinet (1) 3,295,500 198,620
PTC (1) 2,696,300 489,837
Tyler Technologies (1) 738,400 371,253

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoom Video Communications, Class A (1) 2,496,600 147,774
2,259,353
Technology Hardware, Storage & Peripherals  0.5%
Pure Storage, Class A (1) 2,246,200 144,228
144,228
Total Information Technology 5,316,623
MATERIALS  5.5%
Chemicals  0.4%
RPM International  1,196,000 128,785
128,785
Construction Materials  1.4%
Martin Marietta Materials  794,900 430,677
430,677
Containers & Packaging  3.7%
Avery Dennison  1,979,200 432,752
Ball  8,538,400 512,475
Sealed Air  4,843,400 168,502
1,113,729
Total Materials 1,673,191
REAL ESTATE  0.4%
Real Estate Management & Development  0.4%
CoStar Group (1) 1,793,700 132,985
Total Real Estate 132,985
Total Common Stocks (Cost $18,779,781) 28,636,404
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(2)(3) 3,278,524 11,934
Total Health Care 11,934
INFORMATION TECHNOLOGY  0.1%
Software  0.1%
Databricks , Series H, Acquisition Date: 8/31/21,
Cost $18,583 (1)(2)(3) 252,883 18,587
Databricks , Series I, Acquisition Date: 9/14/23, Cost $7,088 (1)
(2)(3) 96,442 7,088

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Nuro , Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)
(2)(3) 839,788 3,435
Total Information Technology 29,110
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(3) 408,411 21,041
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)
(2)(3) 921,478 18,019
Total Materials 39,060
Total Convertible Preferred Stocks (Cost $127,125) 80,104
SHORT-TERM INVESTMENTS  4.2%
Money Market Funds  4.2%
T. Rowe Price Treasury Reserve Fund, 5.37% (4)(5) 1,258,034,044 1,258,034
Total Short-Term Investments (Cost $1,258,034) 1,258,034
Total Investments in Securities
100.2% of Net Assets
(Cost $20,164,940) $ 29,974,542
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $80,104 and represents 0.3% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Teleflex  $ 1,351 $ (102,297) $ 1,748
T. Rowe Price Treasury Reserve Fund, 5.37% — — 28,074
Totals $ 1,351# $ (102,297) $ 29,822+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
Teleflex  $ 641,926 $ 65,929 $ 859 $ *
T. Rowe Price Treasury
Reserve Fund, 5.37% 863,799  ¤  ¤ 1,258,034
Total $ 1,258,034^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $29,822 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,258,034.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $20,164,940) $ 29,974,542
Receivable for investment securities sold 53,803
Receivable for shares sold 13,022
Dividends receivable 5,107
Cash 3,983
Due from affiliates 1,875
Other assets 655
Total assets 30,052,987
Liabilities
Payable for investment securities purchased 93,333
Investment management fees payable 14,928
Payable for shares redeemed 14,362
Payable to directors 25
Other liabilities 1,471
Total liabilities 124,119
NET ASSETS $ 29,928,868

T. ROWE PRICE Mid-Cap Growth Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 12,386,509
Paid-in capital applicable to 288,357,233 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 17,542,359
NET ASSETS $ 29,928,868
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $12,128,485; Shares outstanding:
117,155,647) $ 103.52
Advisor Class
(Net assets: $207,683; Shares outstanding: 2,115,109) $ 98.19
R Class
(Net assets: $29,586; Shares outstanding: 319,495) $ 92.60
I Class
(Net assets: $12,340,103; Shares outstanding:
118,878,033) $ 103.80
Z Class
(Net assets: $5,223,011; Shares outstanding: 49,888,949) $ 104.69

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $387) $ 111,476
Other 27
Total income 111,503
Expenses
Investment management 92,727
Shareholder servicing
Investor Class $ 8,530
Advisor Class 164
R Class 27
I Class 845 9,566
Rule 12b-1 fees
Advisor Class 269
R Class 79 348
Prospectus and shareholder reports
Investor Class 115
Advisor Class 2
I Class 58
Z Class 1 176
Custody and accounting 327
Registration 92
Directors 52
Legal and audit 22
Miscellaneous 112
Waived / paid by Price Associates (16,162)
Total expenses 87,260
Net investment income 24,243

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,309,781
Foreign currency transactions 4
Net realized gain 2,309,785
Change in net unrealized gain / loss
Securities (1,243,365)
Other assets and liabilities denominated in foreign currencies (23)
Change in net unrealized gain / loss (1,243,388)
Net realized and unrealized gain / loss 1,066,397
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,090,640

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 24,243 $ 73,743
Net realized gain 2,309,785 2,194,457
Change in net unrealized gain / loss (1,243,388) 3,061,339
Increase in net assets from operations 1,090,640 5,329,539
Distributions to shareholders
Net earnings
Investor Class – (755,673)
Advisor Class – (14,808)
R Class – (1,913)
I Class – (762,351)
Z Class – (344,857)
Decrease in net assets from distributions – (1,879,602)
Capital share transactions
*
Shares sold
Investor Class 493,993 939,583
Advisor Class 11,658 47,255
R Class 5,903 3,945
I Class 573,668 1,195,980
Z Class 241,023 433,380
Distributions reinvested
Investor Class – 715,653
Advisor Class – 14,621
R Class – 1,913
I Class – 680,907
Z Class – 344,857
Shares redeemed
Investor Class (1,257,396) (2,449,865)
Advisor Class (34,855) (104,503)
R Class (7,408) (9,265)
I Class (1,044,840) (1,625,372)
Z Class (427,154) (672,528)
Decrease in net assets from capital share
transactions (1,445,408) (483,439)

T. ROWE PRICE Mid-Cap Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase (decrease) during period (354,768) 2,966,498
Beginning of period 30,283,636 27,317,138
End of period $ 29,928,868 $ 30,283,636
*Share information (000s)
Shares sold
Investor Class 4,774 9,733
Advisor Class 119 519
R Class 63 45
I Class 5,517 12,403
Z Class 2,316 4,482
Distributions reinvested
Investor Class – 7,330
Advisor Class – 158
R Class – 22
I Class – 6,960
Z Class – 3,507
Shares redeemed
Investor Class (12,070) (25,459)
Advisor Class (356) (1,135)
R Class (80) (106)
I Class (10,034) (16,828)
Z Class (4,122) (6,931)
Decrease in shares outstanding (13,873) (5,300)

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-
average earnings growth. The fund has five classes of shares: the Mid-Cap
Growth Fund (Investor Class), the Mid-Cap Growth Fund–Advisor Class
(Advisor Class), the Mid-Cap Growth Fund–R Class (R Class), the Mid-
Cap Growth Fund–I Class (I Class) and the Mid-Cap Growth Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Growth Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $58,014,000 of net gain on
$112,688,000 of in-kind redemptions.

T. ROWE PRICE Mid-Cap Growth Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Mid-Cap Growth Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 28,636,404 $ — $ — $ 28,636,404
Convertible Preferred Stocks — — 80,104 80,104
Short-Term Investments 1,258,034 — — 1,258,034
Total $ 29,894,438 $ — $ 80,104 $ 29,974,542

T. ROWE PRICE Mid-Cap Growth Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,290,639,000 and
$5,037,985,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $20,168,660,000. Net unrealized gain aggregated $9,805,895,000 at period-end, of which $10,987,110,000 related to appreciated investments and $1,181,215,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that

T. ROWE PRICE Mid-Cap Growth Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.35% of the fund’s average daily net assets up to $15 billion and 0.2975% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was
0.29%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in

T. ROWE PRICE Mid-Cap Growth Fund

place at the time such amounts were waived; or (2) the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Mid-Cap Growth Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated in the table below. At June 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $2,315,000 for T. Rowe Price
Services, Inc.; and $1,629,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.96% 1.21% 1.46% 0.05% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(16,162)

T. ROWE PRICE Mid-Cap Growth Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $41,000 for shareholder servicing costs related to the college savings plans, of which $10,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 255,518 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase

T. ROWE PRICE Mid-Cap Growth Fund

and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mid-Cap Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Mid-Cap Growth Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Growth Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Growth Fund

subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Growth Fund

fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Expense Universe) and third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group,
Expense Universe, and Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F64-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024